Lord Abbett Large-Cap Growth Fund

90 Hudson Street

Jersey City, New Jersey 07302-3973

December 5, 2006

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Lord Abbett Large-Cap Growth Fund
1933 Act File No. 333-88103
1940 Act File No. 811-09597

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 8 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 28, 2006.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Sincerely yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC